UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

M F S®
INVESTMENT MANAGEMENT

MFS® Growth Fund

QUARTERLY REPORT

February 28, 2011

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Aerospace – 3.5%
Goodrich Corp.	230,630	$19,887,225
Honeywell International, Inc.	549,870	31,842,972
Precision Castparts Corp.	255,370	36,198,698

		$87,928,895

Alcoholic Beverages – 0.6%
Diageo PLC	810,464	$15,836,720

Apparel Manufacturers – 0.5%
LVMH Moet Hennessy Louis Vuitton S.A.	28,353	$4,470,114
NIKE, Inc., “B”	87,999	7,834,551

		$12,304,665

Automotive – 0.4%
Johnson Controls, Inc.	243,600	$9,938,880

Biotechnology – 0.8%
Alexion Pharmaceuticals, Inc. (a)	216,570	$20,851,360

Broadcasting – 4.1%
Discovery Communications, Inc., “A” (a)	379,880	$16,376,627
Interpublic Group of Cos., Inc.	1,351,050	17,833,860
Viacom, Inc., “B”	795,550	35,529,263
Walt Disney Co.	771,790	33,758,095

		$103,497,845

Brokerage & Asset Managers – 1.9%
Affiliated Managers Group, Inc. (a)	315,960	$33,728,730
Blackrock, Inc.	62,474	12,744,071

		$46,472,801

Business Services – 3.6%
Accenture Ltd., “A”	468,640	$24,125,587
Cognizant Technology Solutions Corp., “A” (a)	280,360	21,551,273
Concur Technologies, Inc. (a)	125,140	6,511,034
FleetCor Technologies, Inc. (a)	199,190	6,372,088
MSCI, Inc., “A” (a)	352,590	12,516,945
Verisk Analytics, Inc., “A” (a)	634,330	20,520,576

		$91,597,503

Chemicals – 2.1%
Celanese Corp.	376,690	$15,613,801
Ecolab, Inc.	176,740	8,596,634
Monsanto Co.	405,860	29,177,275

		$53,387,710

Computer Software – 7.2%
Ariba, Inc. (a)	101,630	$3,145,449
Autodesk, Inc. (a)	821,080	34,526,414
Check Point Software Technologies Ltd. (a)	535,410	26,684,834
Intuit, Inc. (a)	490,260	25,777,871
Oracle Corp.	1,870,300	61,532,870
Red Hat, Inc. (a)	195,970	8,089,642
VeriSign, Inc.	581,646	20,526,287

		$180,283,367

Computer Software - Systems – 10.4%
Apple, Inc. (a)(s)	356,350	$125,866,384
EMC Corp. (a)	2,641,640	71,879,024
International Business Machines Corp.	191,460	30,993,545

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
MICROS Systems, Inc. (a)	107,900	$5,140,356
NetApp, Inc. (a)	167,240	8,639,618
Verifone Systems, Inc. (a)	382,040	17,359,898

		$259,878,825

Construction – 1.0%
Owens Corning (a)	399,840	$14,286,283
Stanley Black & Decker, Inc.	137,840	10,452,407

		$24,738,690

Consumer Products – 0.2%
Avon Products, Inc.	209,660	$5,830,645

Consumer Services – 1.1%
Anhanguera Educacional Participacoes S.A.	162,000	$3,622,070
Monster Worldwide, Inc. (a)	287,700	4,934,055
Priceline.com, Inc. (a)	2,960	1,343,485
Sotheby’s	342,080	16,837,178

		$26,736,788

Containers – 0.1%
Graham Packaging Co., Inc. (a)	152,680	$2,594,033

Electrical Equipment – 2.9%
Danaher Corp. (s)	1,461,790	$73,966,574

Electronics – 4.2%
Advanced Micro Devices, Inc. (a)	1,141,333	$10,511,677
ARM Holdings PLC	834,151	8,366,752
ASML Holding N.V.	604,620	26,361,432
Broadcom Corp., “A”	357,240	14,725,433
First Solar, Inc. (a)(l)	54,310	8,004,751
JDS Uniphase Corp. (a)	399,580	9,857,639
KLA-Tencor Corp.	108,320	5,288,182
Lam Research Corp. (a)	97,960	5,378,004
Microchip Technology, Inc.	228,200	8,422,862
Teradyne, Inc. (a)	488,610	9,102,804

		$106,019,536

Energy - Independent – 4.5%
Apache Corp.	78,240	$9,750,269
Cenovus Energy, Inc.	392,270	15,263,226
Denbury Resources, Inc. (a)	172,510	4,179,917
Newfield Exploration Co. (a)	228,480	16,631,059
Noble Energy, Inc.	198,650	18,406,909
Occidental Petroleum Corp.	377,860	38,530,384
Whiting Petroleum Corp. (a)	167,440	10,940,530

		$113,702,294

Engineering - Construction – 1.6%
Fluor Corp.	568,200	$40,205,832

Food & Beverages – 2.0%
Coca-Cola Co.	399,820	$25,556,494
Green Mountain Coffee Roasters, Inc. (a)	60,980	2,486,764
Mead Johnson Nutrition Co., “A”	366,840	21,955,374

		$49,998,632

Food & Drug Stores – 0.3%
Whole Foods Market, Inc.	118,670	$6,949,315

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.8%
Carnival Corp.	542,020	$23,127,993
Las Vegas Sands Corp. (a)	298,790	13,935,566
Wynn Resorts Ltd.	61,970	7,617,972

		$44,681,531

General Merchandise – 3.7%
Costco Wholesale Corp.	324,980	$24,305,254
Dollar General Corp. (a)	287,080	8,110,010
Kohl’s Corp.	538,170	29,001,981
Target Corp.	617,740	32,462,237

		$93,879,482

Internet – 3.1%
eBay, Inc. (a)	162,560	$5,446,573
Google, Inc., “A” (a)(s)	105,940	64,983,596
OpenTable, Inc. (a)	94,480	8,396,438

		$78,826,607

Machinery & Tools – 1.8%
Flowserve Corp.	230,110	$28,756,847
Polypore International, Inc. (a)	135,160	7,898,750
Regal Beloit Corp.	104,930	7,654,644

		$44,310,241

Major Banks – 2.0%
Goldman Sachs Group, Inc.	91,110	$14,921,996
JPMorgan Chase & Co.	617,680	28,839,479
SunTrust Banks, Inc.	235,830	7,114,991

		$50,876,466

Medical & Health Technology & Services – 2.2%
AmerisourceBergen Corp.	368,810	$13,981,587
Cerner Corp. (a)	112,980	11,348,841
Diagnosticos da America S.A.	350,500	4,234,313
IDEXX Laboratories, Inc. (a)	140,030	10,880,331
Stericycle, Inc. (a)	156,120	13,491,890

		$53,936,962

Medical Equipment – 2.2%
Becton, Dickinson & Co.	109,430	$8,754,400
Edwards Lifesciences Corp. (a)	79,220	6,736,869
Thermo Fisher Scientific, Inc. (a)	692,830	38,673,771

		$54,165,040

Metals & Mining – 0.7%
BHP Billiton Ltd., ADR	67,660	$6,400,636
Teck Resources Ltd., “B”	200,410	11,106,722

		$17,507,358

Natural Gas - Pipeline – 0.2%
Kinder Morgan, Inc. (a)	152,650	$4,655,821

Network & Telecom – 4.7%
Acme Packet, Inc. (a)	49,070	$3,692,027
Ciena Corp. (a)	190,510	5,252,361
Cisco Systems, Inc. (a)	1,380,590	25,623,750
F5 Networks, Inc. (a)	83,450	9,847,935
Juniper Networks, Inc. (a)	497,900	21,907,600
Qualcomm, Inc.	766,830	45,687,731

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – continued
Trimble Navigation Ltd. (a)	103,650	$5,094,398

		$117,105,802

Oil Services – 5.9%
Cameron International Corp. (a)	607,780	$35,938,031
Dresser-Rand Group, Inc. (a)	52,690	2,596,563
Halliburton Co.	390,930	18,350,254
National Oilwell Varco, Inc.	282,660	22,491,256
Schlumberger Ltd.	462,720	43,227,302
Weatherford International Ltd. (a)	1,046,430	25,302,677

		$147,906,083

Other Banks & Diversified Financials – 2.4%
MasterCard, Inc., “A”	109,890	$26,435,138
TCF Financial Corp.	233,190	3,784,674
Visa, Inc., “A”	336,800	24,603,240
Zions Bancorporation	266,960	6,236,186

		$61,059,238

Pharmaceuticals – 1.6%
Allergan, Inc.	172,340	$12,782,458
Hospira, Inc. (a)	166,130	8,779,971
Teva Pharmaceutical Industries Ltd., ADR	346,630	17,366,163

		$38,928,592

Pollution Control – 0.3%
Republic Services, Inc.	247,890	$7,340,023

Printing & Publishing – 0.9%
Lamar Advertising Co., “A” (a)	325,730	$12,628,552
Moody’s Corp.	273,480	8,724,012

		$21,352,564

Railroad & Shipping – 1.3%
Kansas City Southern Co. (a)	247,350	$13,317,324
Union Pacific Corp.	193,230	18,436,074

		$31,753,398

Real Estate – 0.7%
Jones Lang LaSalle, Inc.	187,080	$18,412,414

Restaurants – 0.5%
McDonald’s Corp.	164,200	$12,426,656

Specialty Chemicals – 1.1%
Airgas, Inc.	139,460	$8,727,407
Praxair, Inc.	201,520	20,027,058

		$28,754,465

Specialty Stores – 2.6%
Abercrombie & Fitch Co., “A”	262,510	$15,060,199
Amazon.com, Inc. (a)	178,690	30,965,190
PetSmart, Inc.	186,380	7,617,351
Tiffany & Co.	158,870	9,778,449
Tractor Supply Co.	57,050	2,970,594

		$66,391,783

Telecommunications - Wireless – 0.1%
NII Holdings, Inc. (a)	88,640	$3,630,694

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 2.0%
American Tower Corp., “A” (a)	925,378	$49,933,397
Tobacco – 0.5%
Philip Morris International, Inc.	201,390	$12,643,264
Trucking – 1.3%
Expeditors International of Washington, Inc.	393,430	$18,805,954
FedEx Corp.	153,220	13,792,864

		$32,598,818

Total Common Stocks		$2,425,797,609

Money Market Funds (v) – 2.3%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	58,613,397	$58,613,397

Repurchase Agreements – 0.2%
Goldman Sachs Repurchase Agreement, 0.2%, dated 2/28/11, due 3/1/11, total to be received $4,186,970 (secured by U.S. Treasury and Federal Agency obligations valued at $4,270,692 in an individually traded account)	$4,186,947	$4,186,947

Total Investments		$2,488,597,953

Other Assets, Less Liabilities – 0.9%		22,628,711

Net Assets – 100.0%		$2,511,226,664

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At February 28, 2011, the value of the securities pledged amounted to $574,649. At February 28, 2011, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Growth Fund

Supplemental Information (Unaudited) 2/28/2011

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,425,797,609	$—	$—	$2,425,797,609
Short Term Securities	—	4,186,947	—	4,186,947
Mutual Funds	58,613,397	—	—	58,613,397

Total Investments	$2,484,411,006	$4,186,947	$—	$2,488,597,953

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Growth Fund

Supplemental Information (Unaudited) 2/28/2011 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,023,777,696

Gross unrealized appreciation	$475,353,420
Gross unrealized depreciation	(10,533,163)

Net unrealized appreciation (depreciation)	$464,820,257

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	62,042,564	222,912,582	(226,341,749)	58,613,397

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,823	$58,613,397

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.